Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Retirement 2060 Fund
Supplement [Text]	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, MainStay Retirement 2050 Fund and
MainStay Retirement 2060 Fund

(each a “Retirement Fund”)

Supplement dated February 28, 2019 (“Supplement”) to the Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus or Statement of Additional Information:

At meetings held on December 10-12, 2018, the Board of Trustees approved Agreements and Plans of Reorganization providing for the acquisition of the assets and liabilities of each Retirement Fund by its respective “Acquiring Fund,” as set out in the below chart, each a series of MainStay Funds Trust, in exchange for shares of the Acquiring Fund, followed by the distribution of shares of the same class of the Acquiring Fund to the shareholders of each respective Retirement Fund and the complete liquidation of each Retirement Fund (the “Reorganizations”).

Retirement Fund	Acquiring Fund
MainStay Retirement 2010 Fund	MainStay Conservative Allocation Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund
MainStay Retirement 2040 Fund	MainStay Moderate Growth Allocation Fund
MainStay Retirement 2050 Fund
MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund

The Reorganizations do not require shareholder approval and you are not being asked to vote on the Reorganizations. On or about May 1, 2019, shareholders who own shares of a Retirement Fund as of the record date will receive an Information Statement/Prospectus containing further information regarding the Reorganizations, which are scheduled to take place on or about June 14, 2019.

Supplement [Closing]	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.